Common Stock - Summary of Authorized, Issued and Reserved Outstanding Common Stock (Details) - shares	Jul. 31, 2017	Mar. 31, 2017	Jan. 31, 2017	Jan. 31, 2016
Temporary Equity [Line Items]
Redeemable convertible preferred stock authorized (in shares)	0		74,907,415	74,907,415
Redeemable convertible preferred stock issued (in shares)	0		74,907,415	74,907,415
Reserved for issuance under plans (in shares)	1,068,749,664		121,843,312
Common stock issued (in shares)	131,250,336		38,156,688	35,775,694
Common Issued or Reserved for Issuance (in shares)	1,200,000,000		160,000,000
Common Stock
Temporary Equity [Line Items]
Common stock issued (in shares)			38,156,688
Common Issued or Reserved for Issuance (in shares)			38,156,688
Equity Incentive Plan 2008
Temporary Equity [Line Items]
Reserved for issuance under plans (in shares)			581,084
Common stock issued (in shares)			0
Common Issued or Reserved for Issuance (in shares)			581,084
Equity Incentive Plan 2017
Temporary Equity [Line Items]
Reserved for issuance under plans (in shares)	29,848,932
Common stock issued (in shares)	0
Common Issued or Reserved for Issuance (in shares)	29,848,932
Employee Stock Purchase Plan 2017
Temporary Equity [Line Items]
Reserved for issuance under plans (in shares)	3,000,000	3,000,000
Common stock issued (in shares)	0
Common Issued or Reserved for Issuance (in shares)	3,000,000
Restricted stock units and options outstanding | Equity Incentive Plan 2008
Temporary Equity [Line Items]
Reserved for issuance under plans (in shares)	44,969,015		44,560,246
Common stock issued (in shares)	0		0
Common Issued or Reserved for Issuance (in shares)	44,969,015		44,560,246
Restricted stock units and options outstanding | Equity Incentive Plan 2017
Temporary Equity [Line Items]
Reserved for issuance under plans (in shares)	1,387,150
Common stock issued (in shares)	0
Common Issued or Reserved for Issuance (in shares)	1,387,150
Employee Stock Option | Amended and Restated 2008 Stock Purchase and Option Plan
Temporary Equity [Line Items]
Reserved for issuance under plans (in shares)	53,225		53,455
Common stock issued (in shares)	0		0
Common Issued or Reserved for Issuance (in shares)	53,225		53,455
Undesignated
Temporary Equity [Line Items]
Reserved for issuance under plans (in shares)	989,491,342		1,741,112
Common stock issued (in shares)	0		0
Common Issued or Reserved for Issuance (in shares)	989,491,342		1,741,112
Series A
Temporary Equity [Line Items]
Redeemable convertible preferred stock authorized (in shares)			12,936,594
Redeemable convertible preferred stock issued (in shares)			12,936,594	12,936,594
Reserved for issuance under plans (in shares)			12,936,594
Common stock issued (in shares)			0
Common Issued or Reserved for Issuance (in shares)			12,936,594
Series B
Temporary Equity [Line Items]
Redeemable convertible preferred stock authorized (in shares)			12,314,006
Redeemable convertible preferred stock issued (in shares)			12,314,006	12,314,006
Reserved for issuance under plans (in shares)			12,314,006
Common stock issued (in shares)			0
Common Issued or Reserved for Issuance (in shares)			12,314,006
Series C
Temporary Equity [Line Items]
Redeemable convertible preferred stock authorized (in shares)			8,951,868
Redeemable convertible preferred stock issued (in shares)			8,951,868	8,951,868
Reserved for issuance under plans (in shares)			8,951,868
Common stock issued (in shares)			0
Common Issued or Reserved for Issuance (in shares)			8,951,868
Series D
Temporary Equity [Line Items]
Redeemable convertible preferred stock authorized (in shares)			8,965,178
Redeemable convertible preferred stock issued (in shares)			8,965,178	8,965,178
Reserved for issuance under plans (in shares)			8,965,178
Common stock issued (in shares)			0
Common Issued or Reserved for Issuance (in shares)			8,965,178
Series E
Temporary Equity [Line Items]
Redeemable convertible preferred stock authorized (in shares)			8,756,093
Redeemable convertible preferred stock issued (in shares)			8,756,093	8,756,093
Reserved for issuance under plans (in shares)			8,756,093
Common stock issued (in shares)			0
Common Issued or Reserved for Issuance (in shares)			8,756,093
Series F
Temporary Equity [Line Items]
Redeemable convertible preferred stock authorized (in shares)			10,989,008
Redeemable convertible preferred stock issued (in shares)			10,989,008	10,989,008
Reserved for issuance under plans (in shares)			10,989,008
Common stock issued (in shares)			0
Common Issued or Reserved for Issuance (in shares)			10,989,008
Series F-1
Temporary Equity [Line Items]
Redeemable convertible preferred stock authorized (in shares)			11,994,668
Redeemable convertible preferred stock issued (in shares)			11,994,668	11,994,668
Reserved for issuance under plans (in shares)			11,994,668
Common stock issued (in shares)			0
Common Issued or Reserved for Issuance (in shares)			11,994,668
Common Stock
Temporary Equity [Line Items]
Reserved for issuance under plans (in shares)	0
Common stock issued (in shares)	131,250,336
Common Issued or Reserved for Issuance (in shares)	131,250,336